Loans - Age Analysis of Past Due Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	$ 6,114	$ 11,137
Total Past Due Loans	6,982	12,277
Current Loans	398,623	382,375
Total Gross Loans	405,605	394,652
Accruing Loans 90 or more Days Past Due	813	206
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	5,616	10,276
Total Past Due Loans	6,478	11,200
Current Loans	324,011	309,460
Total Gross Loans	330,489	320,660
Accruing Loans 90 or more Days Past Due	807	179
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	281	208
Total Past Due Loans	281	286
Current Loans	25,642	23,507
Total Gross Loans	25,923	23,793
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	93	584
Total Past Due Loans	93	649
Current Loans	16,812	17,526
Total Gross Loans	16,905	18,175
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,657	2,993
Total Past Due Loans	2,657	3,589
Current Loans	93,268	94,223
Total Gross Loans	95,925	97,812
Accruing Loans 90 or more Days Past Due		179
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,585	6,491
Total Past Due Loans	3,447	6,676
Current Loans	188,289	174,204
Total Gross Loans	191,736	180,880
Accruing Loans 90 or more Days Past Due	807
Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	51	66
Total Past Due Loans	51	252
Current Loans	59,075	54,274
Total Gross Loans	59,126	54,526
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	32	66
Total Past Due Loans	32	252
Current Loans	58,172	53,509
Total Gross Loans	58,204	53,761
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	19
Total Past Due Loans	19
Current Loans	903	765
Total Gross Loans	922	765
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	447	795
Total Past Due Loans	453	825
Current Loans	15,537	18,641
Total Gross Loans	15,990	19,466
Accruing Loans 90 or more Days Past Due	6	27
Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	25	7
Total Past Due Loans	31	10
Current Loans	1,279	1,146
Total Gross Loans	1,310	1,156
Accruing Loans 90 or more Days Past Due	6
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	422	788
Total Past Due Loans	422	815
Current Loans	14,258	17,495
Total Gross Loans	14,680	18,310
Accruing Loans 90 or more Days Past Due		27
Loans 90 or more Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	868	1,140
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	862	924
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		78
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		65
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		596
Loans 90 or more Days Past Due [Member] | Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	862	185
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		186
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		186
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	6	30
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Credit Card Receivable [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 6	3
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans		$ 27